Annual Fund Operating Expenses - LVIP Western Asset Core Bond Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.51%
Service Class
Operating Expenses:
Management Fee	0.45%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.76%